INCOME TAXES - Summary of Income Tax Recovery (Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current taxes
Attributed to the current period	$ (131)	$ (128)	$ (148)
Investment and production tax credits	291	0	0
Total current taxes	160	(128)	(148)
Deferred taxes
Income taxes – origination and reversal of temporary differences	129	193	125
Relating to change in tax rates / imposition of new tax laws	0	0	10
Relating to unrecognized temporary differences and tax losses	(98)	(17)	15
Total deferred taxes	31	176	150
Total income tax recovery	$ 191	$ 48	$ 2